FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
(4)	Financial Instruments

Our financial instruments consist of cash, cash equivalents, accounts receivable, accounts payable, contingent earnout liability, and warrants to purchase preferred and common stock. The carrying values of these financial instruments (other than warrants and tranche liabilities, which are held at fair value) approximate fair value at September 30, 2023, and December 31, 2022. In general, asset and liability fair values are determined using the following categories:

Level 1 — Inputs utilize quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs include quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs are unobservable inputs and include situations where there is little, if any, market activity for the balance sheet items at period end. Pricing inputs are unobservable for the terms and are based on the Company’s own assumptions about the assumptions that a market participant would use.

Our warrant, tranche and earnout liabilities are measured at fair value on a recurring basis.

Financial Instruments After Business Combination

The carrying amount of our outstanding MTAC warrants liabilities was $5,421 at September 30, 2023. The carrying amount of outstanding earnout liability was $9,023 at September 30, 2023. These carrying values of the warrant liabilities represent the remeasurement to fair value each reporting period based on Level 1 inputs for the publicly traded MTAC Warrants and Level 2 inputs for the private placement MTAC Warrants. The carrying amounts of the contingent earnout liability represent the remeasurement to fair value each reporting period based on unobservable, or Level 3, inputs, using assumptions made by us, including the market price of our common stock and the observed volatility of a peer group of companies.

At the Closing Date, we assumed warrants to purchase 14,266,605 shares of common stock for $11.50 (see Note 9). Of these, 8,333,272 are traded publicly and 5,933,333 are privately held. At the Closing Date, we determined the fair value of all the warrants to be $2,568 based on the closing price of $0.18 for the publicly traded warrants (Level 1).

At the Closing Date, we determined the fair value of the earnout liability to be $28,927 based on a Monte Carlo simulation of future trading prices for our common stock. See Note 8 for further discussion.

The following tables summarize the changes in fair value of our outstanding earnout liability in the nine months ended September 30, 2023. The warrant and earnout liability were not present in the nine months ended September 30, 2022.

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	September 30,
Liabilities	2022	(Gains) Losses	(Settlements)	Level 3	2023
Contingent earnout liability	$—	$(19,904)	$28,927	$—	$9,023

Financial Instruments Prior to the Business Combination

Our warrants and tranche liabilities are measured at fair value on a recurring basis. The carrying amount of outstanding warrant liabilities was zero and $16,188 at September 30, 2023, and December 31, 2022, respectively. The carrying amount of outstanding tranche liabilities was zero and $4,702 at September 30, 2023, and December 31, 2022, respectively. These carrying values represent the remeasurement to fair value each reporting period based on unobservable inputs, or Level 3 inputs, using assumptions made by us, including the probabilities assigned to a status quo scenario and the potential closing of the Business Combination (see Note 3) scenario, the value of the Series B-3 Warrants (as defined below) upon closing of the Business Combination, the fair value of the Company, the fair value of the underlying preferred stock, the Company’s volatility, discount rate, and expected term of the related instrument.

See Note 9 for further discussion. These assumptions require significant judgment on the part of management and actual outcomes may materially differ from those estimated by management.

In March 2023, we sold shares of Series B-2 preferred stock with accompanying warrants to purchase Series B-3 preferred stock as part of the Second Tranche Closings (see Note 9). At issuance, the warrants issued to purchase Series B-3 preferred stock had a fair value of $4,654 and were classified as a liability. The issuance of the Series B-2 preferred stock and accompanying warrants to purchase Series B-3 preferred stock as part of the Second Tranche Closings resulted in a $584 loss on equity issuance.

In June 2023, we sold shares of Series B-2 preferred stock with accompanying warrants to purchase Series B-3 preferred stock as part of the Second Tranche Closings (see Note 9). At issuance, the warrants issued to purchase Series B-3 preferred stock had a fair value of $10,047 and were classified as a liability. The issuance of the Series B-2 preferred stock and accompanying warrants to purchase Series B-3 preferred stock as part of the Second Tranche Closings resulted in a $3,425 loss on equity issuance.

Immediately prior to the exercise of the warrants to purchase Series B-3 preferred stock in February, March, June and July 2023, the associated liabilities were remeasured to fair value.

In July 2023, warrants to purchase 2,239,309 shares of Series B-3 preferred stock were exercised for $4,530.

At the Closing Date of the Business Combination, all in-the-money outstanding warrants and Series B-3 Warrants were remeasured to fair value, net-exercised, converted to shares of common stock of Legacy TriSalus, and then exchanged for shares of TriSalus common stock at the Exchange Ratio. Out-of-the-money warrants expired, resulting in a gain on expiration of $18. The Series B-2 tranche liabilities also expired at the Closing Date of the Business Combination.

The following tables summarize the changes in fair value of our outstanding warrant and tranche liabilities measured using Level 3 inputs in the nine months ended September 30, 2023 and 2022:

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	September 30,
Liabilities	2021	(Gains) Losses	(Settlements)	Level 3	2022
Warrant liability	$391	$(19)	$—	$—	$372

	Fair Value at	Change in			Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances		In (Out) of	September 30,
Liabilities	2022	(Gains) Losses	(Settlements)		Level 3	2023
Warrant liability	$369	$—	$(369)		$—	$—
Series B-2 tranche liabilities	$4,702	$(3,200)	$(1,502)		$—	$—
Series B-3 Warrant liabilities	$15,819	$(311)	$(15,508)	(1)	$—	$—
(1)	This amount includes settlements of $25,409, and final net exercise of $4,800, transferred to convertible preferred stock, offset by issuances of $14,701

MedTech Acquisition Corp
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

At December 31, 2022, assets held in the Trust Account were comprised of $19,827,884 in cash. During the year ended December 31, 2022, the Company withdrew $905,000 of interest income from the Trust Account to pay for taxes and $232,371,273 in connection with redemptions of common stock.

At December 31, 2021, assets held in the Trust Account were comprised of $250,007,295 in money market funds. During the year ended December 31, 2021, the Company withdrew $60,000 of interest income from the Trust Account to pay for taxes.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding loss and fair value of the Trust Account at December 31, 2022 and 2021, are as follows:

		December 31,	December 31,
	Level	2022	2021
Assets:
Cash and investments held in Trust Account	1	$19,827,884	$250,007,295
Liabilities:
Warrant Liabilities - Public Warrants	1	$666,667	$4,333,333
Warrant Liabilities - Private Placement Warrants	3	$394,667	$2,565,333

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrants in the statements of operations.

The Private Placement Warrants were initially and subsequently valued using a Monte Carlo Simulation Model, which is considered to be a Level 3 fair value measurement. The Monte Carlo Simulation model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. The expected volatility as of the Initial Public Offering date and subsequent was derived from observable Public Warrant pricing on comparable ‘blank-check’ companies without an identified target. A Monte Carlo simulation methodology was used in estimating the fair value of the Public Warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Placement Warrants. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price will be used as the fair value as of each relevant date.

The key inputs into the Monte Carlo Simulation for the Private Placement Warrants as of December 31, 2022 and 2021, were as follows:

	December 31,	December 31,
	2022	2021
Exercise price	$11.50	$11.50
Stock price	$10.03	$9.88
Volatility	6.40%	9.60%
Term	5.25	5.16
Risk-free rate	3.91%	1.27%
Dividend yield	0.00%	0.00%

The following table presents the changes in the Level 3 fair value of warrant liabilities during the years ended December 31, 2022 and 2021:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 31, 2021	$2,565,333	$—	$2,565,333
Change in fair value	(2,170,666)	—	(2,170,666)
Fair value as of December 31, 2022	$394,667	$—	$394,667

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 31, 2020	$5,476,000	$9,166,666	$14,642,666
Change in fair value	(2,910,667)	(4,833,333)	(7,744,000)
Transfer to level 1	—	(4,333,333)	(4,333,333)
Fair value as of December 31, 2021	$2,565,333	$—	$2,565,333

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the year ended December 31, 2021 was $4,333,333, when the Public Warrants were separately listed and traded. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the year ended December 31, 2022.